Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 4,983	$ 2,524
Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	764	488
Derivative financial instruments liability	35	84
Trust assets of labor obligations	1,367	1,338
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	4,911	2,440
Derivative financial instruments liability	58	1,417
Trust assets of labor obligations	$ 0	$ 0